Shareholder Fees - A C I Shares - JPMorgan Investor Conservative Growth Fund	Nov. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchase on or after September 30, 2018	none	[1]
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	none	[2]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchase on or after September 30, 2018	1.00%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchase on or after September 30, 2018	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	none

[1]	For purchases under $250,000.
[2]	For purchases under $1 million.